COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2024 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	2.5%
BANKING	0.0%
Citigroup, Inc., 9.65% (3 Month USD Term SOFR + 4.302%), Series J (a)(b)		13,831	$360,574

FINANCIAL SERVICES	0.4%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(c)		230,060	6,232,325

INSURANCE	0.4%
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(c)		89,415	2,329,261
Lincoln National Corp., 9.00%, Series D(a)		154,564	4,360,250

			6,689,511

PIPELINES	0.5%
Energy Transfer LP, 7.60% to 5/15/24, Series E (a)(c)		346,240	8,662,925

UTILITIES	1.2%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(c)		353,487	8,755,873
NiSource, Inc., 6.50% to 3/15/24, Series B(a)(c)		391,514	9,885,729

			18,641,602

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$39,954,943)			40,586,937

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	74.9%
BANKING	46.2%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(c)(d)		$2,900,000	3,082,175
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(c)(d)		3,800,000	4,029,763
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(c)(d)		3,400,000	3,655,000
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(c)		33,422,000	33,484,900
Bank of America Corp., 6.25% to 9/5/24, Series X(a)(c)		14,468,000	14,448,273
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(c)		8,074,000	8,117,600
Bank of America Corp., 6.50% to 10/23/24, Series Z(a)(c)		23,856,000	23,959,893
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(c)		4,000,000	4,073,368
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(c)		11,541,000	11,969,794
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(c)(d)		800,000	759,232
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a)(c)(d)		3,000,000	3,706,948
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a)(c)(d)		9,200,000	9,182,914
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(c)(d)(e)		5,200,000	6,606,304
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(c)(d)		4,200,000	4,336,261
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(c)(d)(f)		8,000,000	8,024,864
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(c)(d)(f)		22,600,000	22,883,472
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(c)(d)(f)		10,800,000	11,209,946
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(c)(d)(f)		5,800,000	6,191,993
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(c)		24,523,000	22,316,455
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(c)		1,769,000	1,648,633
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(c)		45,957,000	45,422,180
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(c)		15,128,000	13,977,095
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(c)		21,592,000	21,334,183
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(c)		13,090,000	13,415,307
CoBank ACB, 6.25% to 10/1/26, Series I(a)(c)		1,300,000	1,270,400
CoBank ACB, 6.45% to 10/1/27, Series K(a)(c)		9,540,000	9,387,360

		Principal Amount		Value
Corestates Capital II, 6.226% (3 Month USD Term SOFR + 0.912%), due 1/15/27 (TruPS)(b)(f)		$15,000,000		$14,349,452
Corestates Capital III, 6.211% (3 Month USD Term SOFR + 0.832%), due 2/15/27 (TruPS)(b)(f)		24,981,000		24,035,814
Credit Agricole SA, 6.50% to 9/23/29, Series EMTN (France)(a)(c)(d)(e)		7,200,000		7,840,372
Credit Agricole SA, 6.875% to 9/23/24 (France)(a)(c)(d)(f)		22,797,000		22,774,581
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(c)(d)(f)		3,000,000		3,084,375
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)		5,710,000		656,650
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(c)(f)		7,425,000		7,128,000
First Horizon Bank, 6.437% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(f)		2,000	†	1,290,000
First Maryland Capital II, 6.489% (3 Month USD Term SOFR + 1.112%), due 2/1/27 (TruPS)(b)		5,000,000		4,651,546
Goldman Sachs Group, Inc., 5.50% to 8/10/24, Series Q(a)(c)		4,779,000		4,748,390
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(c)		7,422,000		7,814,394
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a)(c)(d)		8,800,000		8,733,223
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(c)(d)		15,600,000		14,682,091
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(a)(c)(d)		7,600,000		7,438,024
ING Groep NV, 6.75% to 4/16/24 (Netherlands)(a)(c)(d)(e)		7,600,000		7,597,066
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(c)(d)(f)		5,400,000		5,327,988
JPMorgan Chase & Co., 6.75% to 1/31/24, Series S(a)(c)		23,357,000		23,551,564
JPMorgan Chase & Co., 8.889% (3 Month USD Term SOFR + 3.512%), Series Q(a)(b)		13,784,000		13,873,072
KeyCorp Capital I, 6.332% (3 Month USD Term SOFR + 1.002%), due 7/1/28 (TruPS)(b)		12,865,000		11,450,892
Lloyds Banking Group PLC, 4.947% to 6/27/25 (United Kingdom) (EUR)(a)(c)(d)(e)		5,000,000		5,253,003
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a)(c)(d)		5,600,000		5,550,881
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(c)(d)		15,700,000		15,362,434
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(c)(d)		10,800,000		10,548,199
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(c)(d)		14,651,000		14,718,248
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(c)(d)(f)		6,000,000		5,961,000
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(c)		2,665,000		2,538,123
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(c)(d)(f)		17,200,000		17,271,483
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(c)(d)(f)		8,400,000		8,737,932
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(c)(d)(f)		6,400,000		6,844,141
State Street Corp., 6.70% to 3/15/29, Series I(a)(c)		9,850,000		9,849,986
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(c)		16,000,000		16,658,064
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(c)		12,494,000		12,198,202
Truist Financial Corp., 6.296% (3 Month USD Term SOFR + 0.912%), due 3/15/28 (TruPS)(b)		20,003,000		18,821,401
Truist Financial Corp., 6.311% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A (TruPS)(b)		4,150,000		3,944,198
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(c)(d)(e)		22,200,000		21,999,423
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a)(c)(d)(e)		10,137,000		10,124,329
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(c)(d)(f)		7,800,000		8,363,074
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(c)(d)(f)		3,400,000		3,712,497
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a)(c)(d)(e)		5,200,000		5,198,513
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(c)		20,875,000		19,572,840
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a)(c)		8,354,000		8,322,632
Wells Fargo & Co., 6.076% (3 Month USD Term SOFR + 0.762%), due 1/15/27(b)		7,920,000		7,631,602
Wells Fargo & Co., 7.625% to 9/15/28(a)(c)		10,860,000		11,403,304

				750,107,316

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(c)(e)		2,000,000		2,351,366

ENERGY	1.8%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a)(c)		29,362,000		28,811,242

FINANCIAL SERVICES	0.5%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(c)(f)		7,974,000		7,542,885

		Principal Amount	Value
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(c)(f)		$470,000	$420,969

			7,963,854

INSURANCE	10.3%
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(c)(e)		3,100,000	3,007,285
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(c)		6,280,000	6,304,903
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24 (Japan)(a)(c)(f)		29,600,000	29,334,091
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(c)		7,480,000	6,617,362
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(c)		4,827,000	4,714,922
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(f)		4,643,000	4,137,382
Hartford Financial Services Group, Inc., 7.766% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(b)(f)		14,781,000	12,798,328
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(c)(f)		15,303,000	15,141,018
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan)(c)(f)		38,600,000	38,358,580
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(c)		16,159,000	16,137,363
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(c)(f)		8,700,000	8,587,129
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(c)(e)		14,061,000	14,060,873
SBL Holdings, Inc., 6.50% to 11/13/26(a)(c)(f)		9,770,000	6,204,717
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(c)		2,000,000	2,069,350

			167,473,303

PIPELINES	3.8%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)		3,500,000	3,374,545
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)		4,369,000	4,176,695
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)		3,950,000	3,952,291
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)		20,650,000	21,426,219
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(c)		6,580,000	6,813,426
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)		23,319,000	22,460,091

			62,203,267

REAL ESTATE	1.1%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(c)(f)		11,113,000	10,597,471
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(c)(e)		6,500,000	7,257,370

			17,854,841

TELECOMMUNICATIONS	1.2%
AT&T, Inc., 2.875% to 3/2/25, Series B (EUR)(a)(c)		6,000,000	6,316,649
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(c)(e)		13,498,000	13,477,483

			19,794,132

UTILITIES	9.8%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)		15,516,000	13,437,212
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83, Series EMTN (Australia)(c)(e)		2,300,000	2,664,525
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(c)		11,118,000	10,094,820
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a)(c)		13,005,000	12,549,557
Edison International, 5.00% to 12/15/26, Series B(a)(c)		2,715,000	2,586,703
Edison International, 5.375% to 3/15/26, Series A(a)(c)		9,173,000	8,848,590
Edison International, 7.875% to 3/15/29, due 6/15/54(c)		4,340,000	4,422,230
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France) (GBP)(a)(c)(e)		9,000,000	11,178,831
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(a)(c)(e)		2,200,000	2,598,652
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)		33,116,000	32,574,510
Enel SpA, 6.375% to 4/16/28, Series EMTN (Italy)(a)(c)(e)		3,000,000	3,443,731
Sempra, 4.125% to 1/1/27, due 4/1/52(c)		14,580,000	12,909,132
Sempra, 4.875% to 10/15/25(a)(c)		25,980,000	25,529,896

		Principal Amount	Value
Southern California Edison Co., 9.838% (3 Month USD Term SOFR + 4.461%), Series E(a)(b)		$3,000,000	$3,018,783
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(c)		6,951,000	6,496,429
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(c)		6,740,000	6,491,778

			158,845,379

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,250,091,585)			1,215,404,700

CORPORATE BONDS	20.9%
CONSUMER DISCRETIONARY PRODUCTS	0.2%
General Motors Financial Co., Inc., 3.80%, due 4/7/25		2,500,000	2,458,926

FINANCIAL SERVICES	0.5%
BGC Group, Inc., 3.75%, due 10/1/24		5,000,000	4,906,869
BGC Group, Inc., 4.375%, due 12/15/25		4,000,000	3,882,535

			8,789,404

HEALTH CARE	0.6%
Amgen, Inc., 5.507%, due 3/2/26		5,000,000	5,000,950
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 5/19/26		5,480,000	5,456,157

			10,457,107

REAL ESTATE	9.4%
American Tower Corp., 1.60%, due 4/15/26		3,000,000	2,792,207
American Tower Corp., 2.40%, due 3/15/25		6,000,000	5,815,698
American Tower Corp., 5.80%, due 11/15/28		4,850,000	5,032,057
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		2,000,000	1,946,906
Camden Property Trust, 5.85%, due 11/3/26		11,275,000	11,621,056
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,625,328
Equinix, Inc., 1.45%, due 5/15/26		2,900,000	2,690,935
Hudson Pacific Properties LP, 5.95%, due 2/15/28		2,300,000	2,180,423
Kilroy Realty LP, 3.45%, due 12/15/24		17,569,000	17,241,529
Kimco Realty OP LLC, 3.85%, due 6/1/25		5,550,000	5,422,218
Kite Realty Group Trust, 4.00%, due 3/15/25		5,715,000	5,597,470
Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/28(f)		6,695,000	5,670,952
Newmark Group, Inc., 7.50%, due 1/12/29(f)		3,050,000	3,116,093
Realty Income Corp., 0.75%, due 3/15/26		2,050,000	1,876,904
Realty Income Corp., 4.75%, due 2/15/29		7,000,000	6,986,802
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	6,997,227
Regency Centers LP, 3.60%, due 2/1/27		1,000,000	963,679
Retail Opportunity Investments Partnership LP, 4.00%, due 12/15/24		11,400,000	11,230,190
Retail Opportunity Investments Partnership LP, 6.75%, due 10/15/28		6,500,000	6,819,841
Sun Communities Operating LP, 5.50%, due 1/15/29		7,000,000	7,071,390
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,553,067
VICI Properties LP/VICI Note Co., Inc., 4.625%, due 6/15/25(f)		13,500,000	13,308,975
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		6,000,000	5,989,530
Welltower OP LLC, 4.25%, due 4/1/26		5,000,000	4,944,757
WP Carey, Inc., 4.60%, due 4/1/24		7,610,000	7,587,583

			153,082,817

TELECOMMUNICATIONS	1.2%
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,205,961
T-Mobile USA, Inc., 2.25%, due 2/15/26		9,420,000	8,936,890
T-Mobile USA, Inc., 3.50%, due 4/15/25		4,500,000	4,412,537

		Principal Amount	Value
Verizon Communications, Inc., 4.125%, due 3/16/27		$2,000,000	$1,967,607

			19,522,995

UTILITIES	9.0%
American Electric Power Co., Inc., 5.699%, due 8/15/25		6,625,000	6,679,382
Dominion Energy, Inc., 3.071%, due 8/15/24		6,541,000	6,445,498
DTE Energy Co., 4.22%, due 11/1/24		8,680,000	8,590,739
Duke Energy Corp., 4.85%, due 1/5/27		4,250,000	4,271,538
East Ohio Gas Co., 1.30%, due 6/15/25(f)		3,770,000	3,583,366
Enel Finance America LLC, 7.10%, due 10/14/27 (Italy)(f)		1,400,000	1,497,047
Enel Finance International NV, 4.25%, due 6/15/25 (Italy)(f)		2,000,000	1,974,915
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		14,000,000	13,911,127
Enel Finance International NV, 6.80%, due 10/14/25 (Italy)(f)		3,000,000	3,077,547
Eversource Energy, 4.75%, due 5/15/26		4,350,000	4,325,050
NextEra Energy Capital Holdings, Inc., 4.255%, due 9/1/24		10,000,000	9,923,136
NextEra Energy Capital Holdings, Inc., 4.90%, due 3/15/29		10,000,000	10,025,302
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		8,500,000	8,503,153
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		9,975,000	10,062,037
Southern California Edison Co., 4.20%, due 6/1/25, Series C		6,880,000	6,807,923
Southern California Edison Co., 5.85%, due 11/1/27		3,000,000	3,122,423
Southern Co., 4.475%, due 8/1/24		17,800,000	17,687,407
Southern Co., 5.113%, due 8/1/27		4,900,000	4,962,680
Southern Co., 5.50%, due 3/15/29		2,500,000	2,587,197
WEC Energy Group, Inc., 4.75%, due 1/9/26		12,135,000	12,110,859
WEC Energy Group, Inc., 5.60%, due 9/12/26		5,000,000	5,110,560

			145,258,886

TOTAL CORPORATE BONDS (Identified cost—$340,810,668)			339,570,135

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,630,857,196)	98.3%		1,595,561,772
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7		27,216,751

NET ASSETS	100.0%		$1,622,778,523

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount		Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas		$8,364,376	0.25%	Monthly	BNPXCHY5 Index(i)	Short	5/15/24	$(22,070)	$—	$(22,070)
BNP Paribas	EUR	7,777,244	0.30%	Monthly	BNPXCEX5 Index(j)	Short	5/15/24	(49,910)	—	(49,910)

								$(71,980)	$—	$(71,980)

Forward Foreign Currency Exchange Contracts
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	2,071,371	USD	2,251,895	2/2/24	$13,364
Brown Brothers Harriman	EUR	2,122,831	USD	2,312,228	2/2/24	18,084
Brown Brothers Harriman	EUR	1,491,577	USD	1,631,011	2/2/24	19,064
Brown Brothers Harriman	EUR	4,406,899	USD	4,816,027	2/2/24	53,490
Brown Brothers Harriman	EUR	3,517,984	USD	3,857,708	2/2/24	55,823
Brown Brothers Harriman	EUR	21,043,333	USD	23,268,455	2/2/24	526,921
Brown Brothers Harriman	GBP	17,156,677	USD	21,870,817	2/2/24	128,156
Brown Brothers Harriman	USD	37,592,307	EUR	34,653,995	2/2/24	(141,728)
Brown Brothers Harriman	USD	21,818,489	GBP	17,156,677	2/2/24	(75,829)
Brown Brothers Harriman	EUR	35,435,526	USD	38,486,525	3/4/24	141,877
Brown Brothers Harriman	GBP	17,072,252	USD	21,714,539	3/4/24	73,577

						$812,799

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
ICON	Indexed Currency Option Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Variable rate. Rate shown is in effect at January 31, 2024.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $301,448,399 or 18.6% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $124,659,126 which represents 7.7% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $365,652,451 which represents 22.5% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	The index intends to track the performance of the CDX.NA HY.
(j)	The index intends to track the performance of the iTraxx Crossover CDS.

Country Summary	% of Net Assets
United States	57.9
Canada	8.8
France	8.4
United Kingdom	7.8
Japan	5.1
Switzerland	3.0
Australia	2.2
Italy	2.1
Netherlands	1.8
Spain	0.7
Other (includes short-term investments)	2.2

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) total return swaps are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$40,586,937	$—	$—	$40,586,937
Preferred Securities—Over-the-Counter	—	1,215,404,700	—	1,215,404,700
Corporate Bonds	—	339,570,135	—	339,570,135

Total Investments in Securities(a)	$40,586,937	$1,554,974,835	$—	$1,595,561,772

Forward Foreign Currency Exchange Contracts	$—	$1,030,356	$—	$1,030,356

Total Derivative Assets(a)	$—	$1,030,356	$—	$1,030,356

Forward Foreign Currency Exchange Contracts	$—	$(217,557)	$—	$(217,557)
Total Return Swap Contracts	—	(71,980)	—	(71,980)

Total Derivative Liabilities(a)	$—	$(289,537)	$—	$(289,537)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

The following summarizes the monthly average volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the nine months ended January 31, 2024:

	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$14,529,098	$45,910,654

(a)

Average notional amounts represent the average for all months in which the Fund had total return swap contracts and forward foreign currency exchange contracts outstanding at month end. For the period, this represents nine months for total return swap contracts and nine months for forward foreign currency exchange contracts.